Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	SilverCrest Metals Inc.
Entity Central Index Key	0001659520
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2019
Document Type	40-F
Entity Common Stock, Shares Outstanding	107,471,015
Document Fiscal Year Focus	2019
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false